Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Parenthetical) (Detail)
S/ in Thousands
12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure of financial assets [line items]
Hedge ineffectiveness | $		$ 0		$ 0
Losses recognised for valuation of derivative financial instruments held fro trading	S/ 24,800		S/ 165,883		S/ 103,210
Senior Notes Due 2020 [Member]
Disclosure of financial assets [line items]
Losses recognised for valuation of derivative financial instruments held fro trading	S/ 60,275,000		S/ 39,207,000		S/ 62,183,000